Initial Public Offering (Details) - USD ($)				9 Months Ended	11 Months Ended
	Sep. 17, 2021	Aug. 06, 2021	Aug. 03, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations
Underwriting discount				$ 1,500,000
Number of shares per warrant				1	1
Class of warrant or right, exercise price of warrants or rights (in dollars per share)					$ 14.69	$ 19.93
Class A Common stock | Warrants
Description of Organization and Business Operations
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 11.50
IPO [Member]
Description of Organization and Business Operations
Number of units sold		15,000,000
Purchase price, per unit		$ 10.00
Proceeds received from initial public offering, gross		$ 150,000,000
Offering costs		13,800,000
Underwriting discount		1,500,000
Value of Class B common stock transferred to Anchor Investors at initial public offering		6,509,758
Other offering costs		522,784
Deferred underwriting commissions		$ 5,300,000
Number of shares per warrant		1
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 11.50
Option to purchase additional units given to investors		15,480,000
Over-allotment option
Description of Organization and Business Operations
Option vesting period			45 days	45 days	45 days
Option to purchase additional Units			2,250,000	2,250,000	2,250,000
Option to purchase additional units given to investors			2,250,000
Common stock forfeited	562,500